Annual Operating Expenses - VIPAssetManagerGrowthPortfolio-InvestorPRO - VIPAssetManagerGrowthPortfolio-InvestorPRO - VIP Asset Manager Growth Portfolio - VIP Asset Manager Growth Portfolio - Investor Class
	Apr. 30, 2025
Operating Expenses:
Management fee	0.67%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.04%	[1]
Total annual operating expenses	0.71%

[1]	A Adjusted to reflect current fees.